Impairment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges

	2026				2025
Six months ended 30 June	Pre-tax amount US$m	Taxation US$m	Non- controlling interest US$m	Net amount US$m	Pre-tax amount US$m
Other operations – RTITQO	—	—	—	—	(122)
Aluminium – Porto Trombetas (MRN)	15	—	—	15	—
Net impairment reversals/(charges)	15	—	—	15	(122)

Allocated as:
Property, plant and equipment	—				(122)
Share of profit after tax of equity accounted units	15				—
Net impairment reversals/(charges)	15				(122)